Certain risks and concentration	6 Months Ended
Jun. 30, 2020
Risks And Uncertainties [Abstract]
Certain risks and concentration
3	Certain risks and concentration
(a)	PRC regulations

The Chinese market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to engage in online marketing businesses through contractual arrangements in the PRC since the internet and marketing services industries remain regulated. The Group conducts certain of its operations in the PRC through its variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Group, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIE. The Group believes that the structure for operating its business in the PRC (including the ownership structure and the contractual arrangements with the consolidated VIE is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations. However, the Group cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the online marketing business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations. If the Company and its consolidated VIE are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business licenses of such entities;
•

discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and the VIE Beijing OptAim Network Technology Co., Ltd. and its subsidiaries Zhiyunzhong (Shanghai) Technology Co., Ltd., Shanghai Myhayo Technology Co., Ltd. and Anhui Myhayo Technology Co., Ltd. (together, “OptAim VIE”) ;

•

imposing fines, confiscating the income of the OptAim VIE or the Company’s PRC subsidiaries, or imposing other requirements with which the Company, its PRC subsidiaries, consolidated VIE and its subsidiaries may not be able to comply;

•

requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with OptAim VIE and deregistering the equity pledges of OptAim VIE, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over OptAim VIE; or

•	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in the PRC.
3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

If the imposition of any of these penalties precludes the Group from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations. Nevertheless, the laws and regulations that imposed restrictions on foreign ownership in advertising companies, including the Administrative Provisions on Foreign-Invested Advertising Enterprises were abolished in June 2015. To the extent any current or future business of OptAim VIE can be directly operated by the Company’s wholly owned subsidiaries under PRC law, the Company is in the process of transferring such business to the Company’s wholly owned subsidiaries.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Law, that appeared to include VIEs within the scope of entities that could be considered to be foreign investment enterprises (“FIEs”), that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, effective on January 1, 2020. The Foreign Investment Law removes all references to the terms of “de facto control” or “contractual control” as defined in the draft published in 2015. However, the Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s  ability to conduct business through the VIEs could be severely limited.

The Company’s ability to control the VIEs also depends on the powers of attorney the founders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

OptAim VIE holds assets that are important to the operation of the Group’s business, including patents for proprietary technology and trademarks. If OptAim VIE falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct major part of its business activities in the PRC, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of OptAim VIE.

OptAim VIE’s assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and self-developed computer software which are recognized in the Group ’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of OptAim VIE as it did not meet the recognition criteria set in ASC 350-30-25.

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

The following financial information of the OptAim VIE and its subsidiaries excluding the intercompany items with the Company’s subsidiaries was included in the accompanying financial statements as of December 31, 2019 and June 30, 2020 and for the six months ended June 30, 2019 and 2020:

	As of
	December 31, 2019	June 30, 2020

Assets
Current assets
Cash and cash equivalents	1,654	2,569
Accounts receivable, net	4,328	4,592
Prepaid media costs	2,424	1,286
Other current assets	652	1,277
Total current assets	9,058	9,724

Non-current assets
Property and equipment, net	73	72
Intangible assets, net	494	394
Right-of-use assets	108	40
Total non-current assets	675	506

Total assets	9,733	10,230

Liabilities
Current liabilities
Accounts payable	27	3,460
Deferred revenue	866	551
Lease liabilities	86	44
Accrued liabilities and other current liabilities	1,802	1,417
Total current liabilities	2,781	5,472

Non-current liabilities
Deferred tax liabilities	187	166
Lease liabilities	25	—
Total non-current liabilities	212	166

Total liabilities	2,993	5,638

	For the six months ended June 30,
	2019	2020

Net revenues	8,468	10,406

Net loss	(147)	(1,221)

Net cash (used in)/provided by operating activities	(1,091)	915
Net (decrease)/increase in cash and cash equivalents	(1,091)	915

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

In accordance with the VIE arrangements, the Group has the power to direct activities of the OptAim VIE, and can have assets transferred out of the OptAim VIE. Therefore, the Group considers that there is no assets of the OptAim VIE can be used only to settle their obligations.

(b)	Foreign exchange risk

Assets and liabilities of non-US$ functional currency entities are translated into US$ using the applicable exchange rates at the balance sheet date. Items in the statements of comprehensive loss are translated into US$ using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income on the unaudited interim condensed consolidated statements of equity.

Certain of the Group’s operating activities are transacted in Renminbi (“RMB”), which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

The revenues and expenses of the Group’s subsidiaries and the VIE in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, and remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Certain of the Group’s operating activities are transacted in Hong Kong dollars (“HK$”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

3	Certain risks and concentration (Continued)
(c)	Fair value measurement
(i)	Financial assets and liabilities measured at fair value

The following table sets forth, by level within the fair value hierarchy, financial liabilities measured at fair value as of December 31, 2019 and June 30, 2020. As required by ASC 820, financial instruments are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair Value

As of December 31, 2019
Convertible notes at fair value	—	—	49,008	49,008

As of June 30, 2020
Convertible notes at fair value	—	—	4,653	4,653
Derivatives liabilities	—	—	5,123	5,123
	—	—	9,776	9,776

The following table presents the changes in level 3 instruments for the six months ended June 30, 2020 and 2019.

	Convertible notes at fair value For the six months ended June 30,		Derivative liabilities For the six months ended June 30,

	2019	2020	2019	2020

Balance at beginning of period	34,837	49,008	—	—
New issuance of convertible notes	—	4,002	—
Conversion of convertible notes	(4,431)	(36,168)	—	—
Redemption of convertible notes		(15,196)	—	—
Fair value changes	1,992	3,007	—	5,123
Balance at end of period	32,398	4,653	—	5,123

(ii)	Equity securities without readily determinable fair values

The equity securities without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. There were no fair value changes related to equity securities classified as long-term investments for the six months ended June 30, 2019 and 2020. For the fund investments classified as short-term investments, the fair value losses recorded in the interim condensed consolidated statements of comprehensive loss amounted to US$nil and US$42 for the six months ended June 30, 2019 and 2020, respectively.

3	Certain risks and concentration (Continued)
(d)	Concentration risk
(i)	Concentration of revenues

For the six months ended June 30, 2019 and 2020, no individual customer accounted for more than 10% of the net revenues.

(ii)	Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining loss allowances. See Note 2(f) for the determination of current expected credit losses upon adoption of ASC 326.

As of December 31, 2019 and June 30, 2020, no individual customer accounted for more than 10% of the accounts receivable.

(iii)	Credit risk

As of December 31, 2019 and June 30, 2020, substantially all of the Group’s cash and cash equivalents were placed with financial institutions in Hong Kong and the PRC. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are PRC banks with high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents during the six months ended June 30, 2019 and 2020 and believes that its credit risk to be minimal.